WARRANTS (Details 2) (Fair Value, Inputs, Level 2 [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 2 [Member]
Beginning balance	$ 374,166	$ 96,469
Warrants issued		97,505
Fair value change of the issued warrants included in earnings	4,413	180,192
Ending balance	$ 378,579	$ 374,166